Portfolio of Investments – as of September 30, 2023 (Unaudited)
Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 94.1% of Net Assets
	Australia — 1.2%
63,759	Stockland	$159,574
	Belgium — 5.2%
10,054	KBC Group NV	625,928
4,240	Umicore SA	100,389
		726,317
	Denmark — 10.6%
8,606	Novo Nordisk AS, Class B	783,586
4,772	Orsted AS(a)	259,612
19,866	Vestas Wind Systems AS(b)	425,011
		1,468,209
	France — 13.1%
3,077	Air Liquide SA	518,264
24,472	Credit Agricole SA	300,878
7,289	Dassault Systemes SE	270,731
1,627	EssilorLuxottica SA	283,010
753	L'Oreal SA	312,052
4,763	Worldline SA(a)(b)	133,703
		1,818,638
	Germany — 9.1%
7,223	Mercedes-Benz Group AG, (Registered)	502,697
4,180	SAP SE	541,068
2,273	Symrise AG	216,387
		1,260,152
	Hong Kong — 3.4%
57,716	AIA Group Ltd.	466,758
	Ireland — 5.1%
6,567	Kingspan Group PLC	490,445
6,469	Smurfit Kappa Group PLC	214,898
		705,343
	Japan — 13.9%
3,000	Kao Corp.	111,195
33,600	Kubota Corp.	494,283
15,048	Sekisui House Ltd.	299,477
2,000	Shimano, Inc.	267,689
12,138	Takeda Pharmaceutical Co. Ltd.	376,236
9,700	Terumo Corp.	256,767
2,700	West Japan Railway Co.	111,728
		1,917,375
	Netherlands — 6.3%
306	Adyen NV(a)(b)	226,879
1,092	ASML Holding NV	642,915
		869,794
Shares	Description	Value (†)
	Norway — 0.5%
5,931	Telenor ASA	$67,261
	Spain — 3.9%
48,431	Iberdrola SA	541,674
	Switzerland — 2.6%
731	Geberit AG, (Registered)	364,533
	Taiwan — 4.7%
7,498	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	651,576
	United Kingdom — 12.8%
6,923	Croda International PLC	413,522
14,785	Halma PLC	348,345
4,820	Johnson Matthey PLC	95,423
22,227	Land Securities Group PLC	159,324
180,535	Legal & General Group PLC	487,143
5,301	Unilever PLC	262,439
		1,766,196
	United States — 1.7%
2,148	Sanofi	230,642
	Total Common Stocks (Identified Cost $16,073,018)	13,014,042

Principal Amount
Short-Term Investments — 5.0%
$690,265	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $690,409 on 10/02/2023 collateralized by $790,700 U.S. Treasury Note, 0.750% due 8/31/2026 valued at $704,072 including accrued interest(c) (Identified Cost $690,265)	690,265
	Total Investments — 99.1% (Identified Cost $16,763,283)	13,704,307
	Other assets less liabilities — 0.9%	127,395
	Net Assets — 100.0%	$13,831,702

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of Rule 144A holdings amounted to
$620,194 or 4.5% of net assets.

(b)	Non-income producing security.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$159,574	$—	$159,574
Belgium	—	726,317	—	726,317
Denmark	—	1,468,209	—	1,468,209
France	—	1,818,638	—	1,818,638
Germany	—	1,260,152	—	1,260,152
Hong Kong	—	466,758	—	466,758
Ireland	—	705,343	—	705,343
Japan	—	1,917,375	—	1,917,375
Netherlands	—	869,794	—	869,794
Norway	—	67,261	—	67,261
Spain	—	541,674	—	541,674
Switzerland	—	364,533	—	364,533
United Kingdom	—	1,766,196	—	1,766,196
United States	—	230,642	—	230,642
All Other Common Stocks(a)	651,576	—	—	651,576
Total Common Stocks	651,576	12,362,466	—	13,014,042
Short-Term Investments	—	690,265	—	690,265
Total Investments	$651,576	$13,052,731	$—	$13,704,307

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Pharmaceuticals	10.0%
Chemicals	9.7
Semiconductors & Semiconductor Equipment	9.4
Insurance	6.9
Banks	6.7
Building Products	6.1
Software	5.9
Electric Utilities	5.8
Personal Care Products	4.9
Health Care Equipment & Supplies	3.9
Automobiles	3.6
Machinery	3.6
Electrical Equipment	3.1
Financial Services	2.6
Electronic Equipment, Instruments & Components	2.5
Diversified REITs	2.4
Household Durables	2.2
Other Investments, less than 2% each	4.8
Short-Term Investments	5.0
Total Investments	99.1
Other assets less liabilities	0.9
Net Assets	100.0%

Currency Exposure Summary at September 30, 2023 (Unaudited)
Euro	46.3%
Japanese Yen	13.9
British Pound	10.9
Danish Krone	10.6
United States Dollar	9.7
Hong Kong Dollar	3.4
Swiss Franc	2.6
Other, less than 2% each	1.7
Total Investments	99.1
Other assets less liabilities	0.9
Net Assets	100.0%